Reportable segments	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
Disclosure Of Entitys Reportable Segments Explanatory [Text Block]
Note 22	Reportable segments

22.1	Reportable segments

(a)	General information:

The amount of each item presented in each operating segment is equal to that reported to the highest authority that makes decisions regarding the operation, in order to decide on the allocation of resources to the defined segments and to assess its performance.

These operating segments mentioned are consistent with the way the Company is managed and how results will be reported by the Company. These segments reflect separate operating results that are regularly reviewed by the executive responsible for operational decisions in order to make decisions about the resources to be allocated to the segment and assess its performance (See Note 22.2).

The performance of each segment is measured based on net income and revenues. Inter-segment sales are made using terms and conditions at current market rates.

(b)	Factors used to identify segments on which a report should be presented:

The segments covered in the report are strategic business units that offer different products and services. These are managed separately because each business requires different technology and marketing strategies.

(c)	Description of the types of products and services from which each reportable segment obtains its income from ordinary activities

The operating segments, which obtain income from ordinary activities, generate expenses and have its operating results reviewed on a regular basis by the highest authority who makes decisions regarding operations, relate to the following groups of products:

(i)	Specialty plant nutrients
(ii)	Iodine and its derivatives
(iii)	Lithium and its derivatives
(iv)	Industrial chemicals
(v)	Potassium
(vi)	Other products and services

(d)	Description of income sources for all the other segments

Information regarding assets, liabilities, profits and expenses that cannot be assigned to the segments indicated above, due to the nature of production processes, is included under the "Unallocated amounts” category of the disclosed information.
(e)
Description of the nature of the differences between measurements of results of reportable segments and the result of the entity before the expense or income tax expense of incomes and discontinued operations

The information reported in the segments is extracted from the Company’s consolidated financial statements and therefore there is no need to prepare reconciliations between the data mentioned above and those reported in the respective segments, according to what is stated in paragraph 28 of IFRS 8, "Operating Segments".

For the allocation of inventory valuation costs, we identify the direct expenses (can be directly allocated to products) and the common expenses (belong to coproduction processes, for example common leaching expenses for production of Iodine and Nitrates), Direct costs are directly allocated to the product and the common costs are distributed according to percentages that consider different variables in their determination, such as margins, rotation of inventories, revenue, production etc.

The allocation of other common costs that are not included in the inventory valuation process, but go straight to the cost of sales, use similar criteria: the costs associated with a product or sales in particular are assigned to that particular product or sales, and the common costs associated with different products or business lines are allocated according to the sales.

(f)	Description of the nature of the differences between measurements of assets of reportable segments and the Company´s assets

Assets are not shown classified by segments, as this information is not readily available, some of these assets are not separable by the type of activity by which they are affected since this information is not used by management in decision-making with respect to resources to be allocated to each defined segment. All assets are disclosed in the "unallocated amounts" category.

(g)	Description of the nature of the differences between measurements of liabilities of reportable segments and the Company’s liabilities

Liabilities are not shown classified by segments, as this information is not readily available, some of these liabilities are not separable by the type of activity by which they are affected, since this information is not used by management in decision-making regarding resources to be allocated to each defined segment. All liabilities are disclosed in the "unallocated amounts" category.
22.2	Reportable segment disclosures:
Operating segment items as of December 31, 2021	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	908,815	437,931	936,121	132,011	416,592	30,845	2,862,315	2,862,315	-	2,862,315
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	908,815	437,931	936,121	132,011	416,592	30,845	2,862,315	2,862,315	-	2,862,315
Costs of sales	(646,930)	(240,341)	(494,794)	(109,067)	(253,125)	(27,951)	(1,772,208)	(1,772,208)	-	(1,772,208)
Administrative expenses	-	-	-	-	-	-	-	-	(118,893)	(118,893)
Finance expense	-	-	-	-	-	-	-	-	(84,626)	(84,626)
Depreciation and amortization expense	(58,808)	(41,215)	(65,014)	(13,743)	(35,290)	(169)	(214,239)	(214,239)	-	(214,239)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	11,132	11,132
Income before taxes	261,885	197,590	441,327	22,944	163,467	2,894	1,090,107	1,090,107	(248,886)	841,221
Income tax expense	-	-	-	-	-	-	-	-	(249,016)	(249,016)
Net income (loss)	261,885	197,590	441,327	22,944	163,467	2,894	1,090,107	1,090,107	(497,902)	592,205
Assets	-	-	-	-	-	-	-	-	7,044,297	7,044,297
Equity-accounted investees	-	-	-	-	-	-	-	-	39,824	39,824
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	152,663	152,663
Other Liabilities	-	-	-	-	-	-	-	-	3,828,326	3,828,326
Impairment loss of financial assets recognized in profit or loss							-		(235)	(235)
Impairment loss of non-financial assets recognized in profit or loss	-	-	-	-	-	-	-	-	(6,060)	(6,060)
Cash flows from operating activities	-	-	-	-	-	-	-	-	822,520	822,520
Cash flows used in investing activities	-	-	-	-	-	-	-	-	(1,006,943)	(1,006,943)
Cash flows from financing activities	-	-	-	-	-	-	-	-	1,206,485	1,206,485

Operating segment items as of December 31, 2020	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	701,688	334,657	383,373	160,608	209,294	27,571	1,817,191	1,817,191	-	1,817,191
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	701,688	334,657	383,373	160,608	209,294	27,571	1,817,191	1,817,191	-	1,817,191
Costs of sales	(537,801)	(168,499)	(297,048)	(119,092)	(187,019)	(24,862)	(1,334,321)	(1,334,321)	-	(1,334,321)
Administrative expenses	-	-	-	-	-	-	-	-	(107,017)	(107,017)
Finance expense	-	-	-	-	-	-	-	-	(82,199)	(82,199)
Depreciation and amortization expense	(55,335)	(40,687)	(56,092)	(14,136)	(34,570)	(3,092)	(203,912)	(203,912)	-	(203,912)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	8,940	8,940
Income before taxes	163,887	166,158	86,325	41,516	22,275	2,709	482,870	482,870	(244,332)	238,538
Income tax expense	-	-	-	-	-	-	-	-	(70,179)	(70,179)
Net income (loss)	163,887	166,158	86,325	41,516	22,275	2,709	482,870	482,870	(314,511)	168,359
Assets	-	-	-	-	-	-	-	-	4,818,463	4,818,463
Equity-accounted investees	-	-	-	-	-	-	-	-	85,993	85,993
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	358,009	358,009
Other Liabilities	-	-	-	-	-	-	-	-	2,655,885	2,655,885
Impairment loss of financial assets recognized in profit or loss	-	-	-	-	-	-	-	-	4,684	4,684
Impairment loss of non-financial assets recognized in profit or loss	-	-	-	-	-	-	-	-	(11,644)	(11,644)
Cash flows from operating activities	-	-	-	-	-	-	-	-	182,234	182,234
Cash flows used in investing activities	-	-	-	-	-	-	-	-	(167,091)	(167,091)
Cash flows from financing activities	-	-	-	-	-	-	-	-	(94,132)	(94,132)
Operating segment items as of December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Costs of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	(1,383,603)	(1,383,603)	-	(1,383,603)
Administrative expenses	-	-	-	-	-	-	-	-	(117,180)	(117,180)
Finance expense	-	-	-	-	-	-	-	-	(76,939)	(76,939)
Depreciation and amortization expense	(67,700)	(43,336)	(45,238)	(6,854)	(37,691)	(532)	(201,351)	(201,351)	-	(201,351)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	9,786	9,786
Income before taxes	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(169,430)	390,622
Income tax expense	-	-	-	-	-	-	-	-	(110,019)	(110,019)
Net income (loss)	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(279,449)	280,603
Assets	-	-	-	-	-	-	-	-	4,684,151	4,684,151
Equity-accounted investees	-	-	-	-	-	-	-	-	109,435	109,435
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	110,021	110,021
Other Liabilities	-	-	-	-	-	-	-	-	2,549,679	2,549,679
Impairment loss of financial assets recognized in profit or loss	-	-	-	-	-	-	-	-	(1,057)	(1,057)
Impairment loss of non-financial assets recognized in profit or loss	-	-	-	-	-	-	-	-	(1,102)	(1,102)
Cash flows from operating activities	-	-	-	-	-	-	-	-	426,971	426,971
Cash flows used in investing activities	-	-	-	-	-	-	-	-	(485,471)	(485,471)
Cash flows from financing activities	-	-	-	-	-	-	-	-	105,896	105,896
22.3	Statement of comprehensive income classified by reportable segments based on groups of products

Items in the statement of comprehensive income as of December 31, 2021	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	908,815	437,931	936,121	132,011	416,592	30,845	-	2,862,315
Costs of sales	(646,930)	(240,341)	(494,794)	(109,067)	(253,125)	(27,951)	-	(1,772,208)
Gross profit	261,885	197,590	441,327	22,944	163,467	2,894	-	1,090,107
Other incomes by function	-	-	-	-	-	-	19,552	19,552
Administrative expenses	-	-	-	-	-	-	(118,893)	(118,893)
Other expenses by function	-	-	-	-	-	-	(60,605)	(60,605)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	(235)	(235)
Other losses	-	-	-	-	-	-	(2,638)	(2,638)
Financial income	-	-	-	-	-	-	4,668	4,668
Financial costs	-	-	-	-	-	-	(84,626)	(84,626)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	11,132	11,132
Exchange differences	-	-	-	-	-	-	(17,241)	(17,241)
Profit (loss) before taxes	261,885	197,590	441,327	22,944	163,467	2,894	(248,886)	841,221
Income tax expense	-	-	-	-	-	-	(249,016)	(249,016)
Profit (loss) net	261,885	197,590	441,327	22,944	163,467	2,894	(497,902)	592,205

F-155
Notes to the Consolidated Financial Statements December 31, 2021

Items in the statement of comprehensive income as of December 31, 2020	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	701,688	334,657	383,373	160,608	209,294	27,571	-	1,817,191
Cost of sales	(537,801)	(168,499)	(297,048)	(119,092)	(187,019)	(24,862)	-	(1,334,321)
Gross profit	163,887	166,158	86,325	41,516	22,275	2,709	-	482,870
Other incomes by function	-	-	-	-	-	-	26,893	26,893
Administrative expenses	-	-	-	-	-	-	(107,017)	(107,017)
Other expenses by function	-	-	-	-	-	-	(99,612)	(99,612)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	4,684	4,684
Other losses	-	-	-	-	-	-	(5,313)	(5,313)
Financial income	-	-	-	-	-	-	13,715	13,715
Financial costs	-	-	-	-	-	-	(82,199)	(82,199)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	8,940	8,940
Exchange differences	-	-	-	-	-	-	(4,423)	(4,423)
Profit (loss) before taxes	163,887	166,158	86,325	41,516	22,275	2,709	(244,332)	238,538
Income tax expense	-	-	-	-	-	-	(70,179)	(70,179)
Profit (loss) from continuing operations	163,887	166,158	86,325	41,516	22,275	2,709	(314,511)	168,359
Items in the statement of comprehensive income as of December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	-	1,943,655
Cost of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	-	(1,383,603)
Gross profit	150,112	140,552	199,464	31,285	35,952	2,687	-	560,052
Other incomes by function	-	-	-	-	-	-	18,218	18,218
Administrative expenses	-	-	-	-	-	-	(117,180)	(117,180)
Other expenses by function	-	-	-	-	-	-	(25,995)	(25,995)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	(1,057)	(1,057)
Other losses	-	-	-	-	-	-	(383)	(383)
Financial income	-	-	-	-	-	-	26,289	26,289
Financial costs	-	-	-	-	-	-	(76,939)	(76,939)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	9,786	9,786
Exchange differences	-	-	-	-	-	-	(2,169)	(2,169)
Profit (loss) before taxes	150,112	140,552	199,464	31,285	35,952	2,687	(169,430)	390,622
Income tax expense	-	-	-	-	-	-	(110,019)	(110,019)
Profit (loss) from continuing operations	150,112	140,552	199,464	31,285	35,952	2,687	(279,449)	280,603
22.4	Disclosures on geographical areas

As indicated in paragraph 33 of IFRS 8, the entity discloses geographical information on its revenue from operating activities with external customers and from non-current assets that are not financial instruments, deferred income tax assets, assets related to post-employment benefits or rights derived from insurance contracts.

22.5	Disclosures on main customers

With respect to the degree of dependency of the Company on its customers, in accordance with paragraph 34 of IFRS 8, the Company has no external customers who individually represent 10% or more of its revenue.
22.6	Segments by geographical areas

Items as of December 31, 2021	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	219,648	326,287	482,765	558,002	1,275,613	2,862,315
Investment accounted for under the equity method	-	-	15,242	15,899	8,683	39,824
Intangible assets other than goodwill	89,019	496	6,996	1,809	81,338	179,658
Goodwill	22,979	86	11,531	-	-	34,596
Property, plant and equipment, net	1,815,997	671	11,380	3,704	180,473	2,012,225
Right-of-use assets	29,803	68	2,040	3,351	17,346	52,608
Other non-current assets	27,626	16	6	3,950	1,889	33,487
Non-current assets	1,985,424	1,337	47,195	28,713	289,729	2,352,398

Items as of December 31, 2020	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	153,745	159,990	380,126	427,572	695,758	1,817,191
Investment accounted for under the equity method	-	-	41,273	14,468	30,252	85,993
Intangible assets other than goodwill	95,934	565	825	2,274	78,809	178,407
Goodwill	23,065	-	18,901	-	-	41,966
Property, plant and equipment, net	1,667,824	642	12,592	3,494	52,767	1,737,319
Right-of-use assets	23,461	2,298	2,428	1,776	61	30,024
Other non-current assets	19,377	17	7	2,641	-	22,042
Non-current assets	1,829,661	3,522	76,026	24,653	161,889	2,095,751
Items as of December 31, 2019	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	211,857	161,928	393,764	451,272	724,834	1,943,655
Investment accounted for under the equity method	-	-	42,243	14,669	52,523	109,435
Intangible assets other than goodwill	106,910	420	1,397	2,683	76,948	188,358
Goodwill	23,205	-	11,521	-	-	34,726
Property, plant and equipment, net	1,526,919	513	3,424	6,250	32,800	1,569,906
Right-of-use assets	29,427	2,734	2,817	2,083	103	37,164
Other non-current assets	20,321	28	4	(624)	-	19,729
Non-current assets	1,706,782	3,695	61,406	25,061	162,374	1,959,318